Organization, Business Purpose and Capitalization	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Business Purpose and Capitalization

Note 1 - Organization, Business Purpose and Capitalization

Organization and Business Purpose

Belpointe PREP, LLC (together with its subsidiaries, the “Company,” “we,” “us,” or “our”) was formed on January 24, 2020 as a Delaware limited liability company. We operate in a manner that allows us to qualify as a partnership for U.S. federal income tax purposes. We are focused on identifying, acquiring, developing or redeveloping and managing commercial real estate located within “qualified opportunity zones.” At least 90% of our assets will consist of qualified opportunity zone property, which enables us to be classified as a “qualified opportunity fund” as defined in the U.S. Internal Revenue Code of 1986, as amended (the “Code”). We qualified as a qualified opportunity fund beginning with our taxable year ended December 31, 2020.

We commenced principal operations on October 28, 2020. All of our assets are held by, and all of our operations are conducted through, one or more operating companies (each an “Operating Company” and together, our “Operating Companies”), either directly or indirectly through their subsidiaries. We are externally managed by Belpointe PREP Manager, LLC (our “Manager”), an affiliate of our sponsor, Belpointe, LLC (our “Sponsor”). Subject to the oversight of our board of directors (our “Board”), our Manager is responsible for managing our affairs on a day-to-day basis and for identifying and making acquisitions and investments on our behalf.

Capitalization

We were capitalized with a $10,000 investment by our Sponsor. We are offering our Class A units in our ongoing initial public offering (our “Primary Offering”) directly to investors. Our Primary Offering is a “best efforts” offering and we undertake closings on a rolling basis.

We set our Primary Offering price at $100.00 per Class A unit. No later than the first quarter following the December 31, 2022 year end, and every quarter thereafter, we plan to calculate our net asset value (“NAV”) within approximately 60 days of the last day of each quarter (the “Determination Date”). If our NAV increases above or decreases below the price per Class A unit as stated in our prospectus, we will adjust the Primary Offering price, effective as of the first business day following its public announcement. The adjusted Primary Offering price will be equal to our adjusted NAV as of the Determination Date (rounded to the nearest dollar) divided by the number of Class A units outstanding on the Determination Date.